
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
[_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Dow Chemical Company
Address:  2030 Dow Center
          Midland, MI 48764

Form 13F File Number: 28-00590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald C. Edmonds
Title:    Vice President & Controller
Phone:    989-636-5018

Signature, Place, and Date of Signing:

  /s/ Ronald C. Edmonds
--------------------------  ------------------------  ------------------------
    Ronald C. Edmonds             Midland, MI               May 1, 2013

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

             Number of Other Included Managers:         0
             Form 13F Information Table Entry Total:    61
             Form 13F Information Table Value Total:    $1,134,541
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F
No.  File Number      Name

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
Page 1 of 1                                           FORM 13F
For Period Ending: 03/31/2013   Name of Reporting Manager: The Dow Chemical Company

                                                                                    Item 6:                        Item 8:
                                                                             ---------------------          ---------------------
Item 1:               Item 2:       Item 3:     Item 4:        Item 5:       Investment Discretion  Item 7:    Voting Authority
-------            -------------- ------------ --------- ------------------- --------------------- -------- ---------------------
                                                 Fair                                (b)
                                                Market                             Shared    (c)
                                               Value in            SH/ Call/ (a)     as    Shared-            (a)      (b)   (c)
Name of Issuer     Title of Class CUSIP Number (000's)    Shares   PRN  Put  Sole  Defined  Other  Managers   Sole    Shared None
--------------     -------------- ------------ --------- --------- --- ----- ----- ------- ------- -------- --------- ------ ----
ABBOTT LABS        COM            002824 10 0      2,172    61,500 SH        Sole                              61,500
ABBVIE INC         COM            00287Y 10 9      2,508    61,500 SH        Sole                              61,500
ABERCROMBIE &
  FITCH CO         CL A           002896 20 7      2,264    49,000 SH        Sole                              49,000
AETNA INC NEW      COM            00817Y 10 8      2,960    57,900 SH        Sole                              57,900
ALLEGHENY
  TECHNOLOGIES
  INC              COM            01741R 10 2      2,061    65,000 SH        Sole                              65,000
AMAZON COM INC     COM            023135 10 6        400     1,500 SH        Sole                               1,500
AMGEN INC          COM            031162 10 0        615     6,000 SH        Sole                               6,000
AMICUS
  THERAPEUTICS
  INC              COM            03152W 10 9         70    22,162 SH        Sole                              22,162
APPLE INC          COM            037833 10 0      2,921     6,600 SH        Sole                               6,600
ARCHER DANIELS
  MIDLAND CO       COM            039483 10 2      3,306    98,000 SH        Sole                              98,000
AT&T INC           COM            00206R 10 2        367    10,000 SH        Sole                              10,000
BAKER HUGHES
  INC              COM            057224 10 7      5,244   113,000 SH        Sole                             113,000
BANK OF AMERICA
  CORPORATION      COM            060505 10 4      5,846   480,000 SH        Sole                             480,000
BAXTER INTL INC    COM            071813 10 9      4,213    58,000 SH        Sole                              58,000
BOSTON
  SCIENTIFIC CORP  COM            101137 10 7      3,319   425,000 SH        Sole                             425,000
CISCO SYS INC      COM            17275R 10 2      5,000   239,100 SH        Sole                             239,100
CITIGROUP INC      COM NEW        172967 42 4      3,053    69,000 SH        Sole                              69,000
COACH INC          COM            189754 10 4      5,519   110,400 SH        Sole                             110,400
CORNING INC        COM            219350 10 5      5,992   449,480 SH        Sole                             449,480
DOLLAR TREE INC    COM            256746 10 8        726    15,000 SH        Sole                              15,000
ENTROPIC
  COMMUNICATIONS
  INC              COM            29384R 10 5      1,247   306,444 SH        Sole                             306,444
FACEBOOK INC       CL A           30303M 10 2      6,417   250,846 SH        Sole                             250,846
FMC
  TECHNOLOGIES
  INC              COM            30249U 10 1      3,236    59,500 SH        Sole                              59,500
GENERAL
  ELECTRIC CO      COM            369604 10 3        462    20,000 SH        Sole                              20,000
GENERAL MTRS CO    COM            37045V 10 0      7,400   266,000 SH        Sole                             266,000
GILEAD SCIENCES
  INC              COM            375558 10 3      1,306    26,700 SH        Sole                              26,700
GOODYEAR TIRE &
  RUBR CO          COM            382550 10 1      1,261   100,000 SH        Sole                             100,000
GREEN MTN
  COFFEE
  ROASTERS IN      COM            393122 10 6      4,541    80,000 SH        Sole                              80,000
HALLIBURTON CO     COM            406216 10 1      4,162   103,000 SH        Sole                             103,000
HARTFORD FINL
  SVCS GROUP INC   COM            416515 10 4        774    30,000 SH        Sole                              30,000
ISHARES TR         CORE S&P500
                   ETF            464287 20 0     72,279   459,412 SH        Sole                             459,412
ISHARES TR         MSCI EMERG
                   MKT            464287 23 4    312,701 7,309,518 SH        Sole                           7,309,518
JOHNSON CTLS INC   COM            478366 10 7      5,699   162,500 SH        Sole                             162,500
JUNIPER
  NETWORKS INC     COM            48203R 10 4      7,713   416,000 SH        Sole                             416,000
KRAFT FOODS
  GROUP INC        COM            50076Q 10 6      1,237    24,000 SH        Sole                              24,000
MERCK & CO INC
  NEW              COM            58933Y 10 5      3,118    70,500 SH        Sole                              70,500
MICROSOFT CORP     COM            594918 10 4      5,436   190,000 SH        Sole                             190,000
MONDELEZ INTL
  INC              CL A           609207 10 5      4,347   142,000 SH        Sole                             142,000
MURPHY OIL CORP    COM            626717 10 2        765    12,000 SH        Sole                              12,000
NABORS
  INDUSTRIES LTD   CALL           G6359F 90 3         82   105,000 SH  Call  Sole                             105,000
NABORS
  INDUSTRIES LTD   SHS            G6359F 10 3      5,791   357,000 SH        Sole                             357,000
NETAPP INC         COM            64110D 10 4      3,976   116,400 SH        Sole                             116,400
NUVASIVE INC       COM            670704 10 5      1,573    73,800 SH        Sole                              73,800
NVIDIA CORP        COM            67066G 10 4        128    10,000 SH        Sole                              10,000
PETROLEO
  BRASILEIRO SA    SPONSORED
  PETRO            ADR            71654V 40 8      3,612   218,000 SH        Sole                             218,000
PROCTER &
  GAMBLE CO        COM            742718 10 9      5,717    74,190 SH        Sole                              74,190
RESEARCH IN
  MOTION LTD       COM            760975 10 2        145    10,000 SH        Sole                              10,000
SELECT SECTOR      SBI
  SPDR TR          HEALTHCARE     81369Y 20 9      7,528   163,821 SH        Sole                             163,821
SELECT SECTOR      SBI CONS
  SPDR TR          DISCR          81369Y 40 7      5,869   110,827 SH        Sole                             110,827
SELECT SECTOR      SBI CONS
  SPDR TR          STPLS          81369Y 30 8     11,207   281,876 SH        Sole                             281,876
SELECT SECTOR
  SPDR TR          SBI INT-FINL   81369Y 60 5     34,779 1,912,003 SH        Sole                           1,912,003
SELECT SECTOR      SBI
  SPDR TR          MATERIALS      81369Y 10 0      8,563   218,555 SH        Sole                             218,555
SELECT SECTOR
  SPDR TR          SBI INT-UTILS  81369Y 88 6     13,415   343,533 SH        Sole                             343,533
SELECT SECTOR
  SPDR TR          SBI INT-INDS   81369Y 70 4     36,037   863,574 SH        Sole                             863,574
SPDR DOW JONES
  INDL AVRG ETF    UT SER 1       78467X 10 9     21,239   146,050 SH        Sole                             146,050
SPDR S&P 500 ETF
  TR               TR UNIT        78462F 10 3    434,301 2,774,201 SH        Sole                           2,774,201
SPLUNK INC         COM            848637 10 4      3,883    97,000 SH        Sole                              97,000
SYMANTEC CORP      COM            871503 10 8        696    28,200 SH        Sole                              28,200
UNITED STATES
  STL CORP NEW     COM            912909 10 8      1,658    85,000 SH        Sole                              85,000
VANGUARD INTL      FTSE EMR
  EQUITY INDEX F   MKT ETF        922042 85 8     27,922   651,022 SH        Sole                             651,022
WEATHERFORD
  INTERNATIONAL
  LT               REG SHS        H27013 10 3      3,763   310,000 SH        Sole                             310,000
                                               ---------

   GRAND TOTAL                                 1,134,541
                                               ---------